Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs

(6) Deferred Acquisition Costs

The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)	2011	2010 (2)	2009 (3)
Unamortized balance as of January 1	$5,359	$5,297	$5,285
Impact of foreign currency translation	(8)	(16)	49
Costs deferred	637	587	476
Amortization, net of interest accretion	(460)	(510)	(482)
Cumulative effect of changes in accounting	—	1	(26)
Other(1)	(70)	—	(5)

Unamortized balance as of December 31	5,458	5,359	5,297
Accumulated effect of net unrealized investment (gains) losses	(265)	(164)	73

Balance as of December 31	$5,193	$5,195	$5,370

(1)	Relates to the sale of our Medicare supplement insurance business in 2011 and the sale of one of our Mexican subsidiaries in 2009. See note 8 for additional information.
(2)	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
(3)	On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $7 million on DAC.

We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011 and 2010, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable.